Tangible Assets (Owned and under Finance Leases) - Finance Lease Payments due in Future Years and Present Value (Detail) - Assets held under finance lease [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease by lessee [Line Items]
Future net minimum lease payments	€ 4,180	€ 4,509
Interest portion	(1,864)	(2,033)
Present value of lease payments	2,316	2,476
Financial lease liabilities	2,430	2,636
Financial receivables for lease contracts	(114)	(160)
Total net finance lease liabilities	2,316	2,476
Within 1 year [member]
Disclosure of finance lease by lessee [Line Items]
Future net minimum lease payments	271	298
Present value of lease payments	234	230
Later than one year and not later than five years [member]
Disclosure of finance lease by lessee [Line Items]
Future net minimum lease payments	1,031	1,088
Present value of lease payments	691	707
Beyond 5 years [member]
Disclosure of finance lease by lessee [Line Items]
Future net minimum lease payments	2,878	3,123
Present value of lease payments	€ 1,391	€ 1,539